Summary of Significant Accounting Policies - Computation of basic and diluted net income per common stock (Details) - USD ($)	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Numerator:
Net loss- basic	$ (139,635)	$ (145,382)
Net loss- diluted	$ (139,635)	$ (145,382)
Denominator:
Weighted average number of Class A member units, basic (in shares)	1,000	1,000
Weighted average number of Class A member units, diluted (in shares)	1,000	1,000
Basic net income per common stock	$ (139.64)	$ (145.38)
Diluted net income per common stock	$ (139.64)	$ (145.38)
Avalanche Treasury Company LLC
Summary of Significant Accounting Policies
Number of potentially diluted Class A member units equivalents	0		0
Numerator:
Net loss- basic	$ (26,780,242)		$ (59,595,550)
Net loss- diluted	$ (26,780,242)		$ (59,595,550)
Denominator:
Weighted average number of Class A member units, basic (in shares)	27,368,672		16,805,272
Weighted average number of Class A member units, diluted (in shares)	27,368,672		16,805,272
Basic net income per common stock	$ (0.98)		$ (3.55)
Diluted net income per common stock	$ (0.98)		$ (3.55)